                                                                NATIONWIDE(R)VLI
                                                                SEPARATE ACCOUNT


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2001














--------------------------------------------------------------------------------
                                       INVESTMENT/LIFE(R)
                                             VAN KAMPEN/
                       NATIONWIDE LIFE INSURANCE COMPANY

                                [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                     [PHOTO]

                              PRESIDENT'S MESSAGE


We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VLI Separate Account.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.







                              /s/ Joseph J. Gasper
                          Joseph J. Gasper, President
                               February 20, 2002

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VLI SEPARATE ACCOUNT

           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001


ASSETS:

  Investments in Van Kampen Life Investment Trust, at fair value:
     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       40,590 shares (cost $465,461) . . . . . . . . . . . . . . . . . . . . . . .    $    490,325

     Van Kampen LIT - Asset Allocation Fund (VKAAlloc)
       1,984,163 shares (cost $22,705,713) . . . . . . . . . . . . . . . . . . . .      19,901,159

     Van Kampen LIT - Domestic Income Fund (VKDomInc)
       158,071 shares (cost $1,268,721)  . . . . . . . . . . . . . . . . . . . . .       1,269,314

     Van Kampen LIT - Emerging Growth Fund (VKEmGr)
       117,854 shares (cost $4,493,803) . . . . . . . . . . . . . . . . . . . . .        3,342,326

     Van Kampen LIT - Enterprise Fund (VKEnt)
       1,564,863 shares (cost $29,447,085)  . . . . . . . . . . . . . . . . . . .       23,300,811

     Van Kampen LIT - Global Equity Fund (VKGlobEq)
       118,463 shares (cost $1,620,205) . . . . . . . . . . . . . . . . . . . . .        1,133,686

     Van Kampen LIT - Government Fund (VKGov)
       4,420,107 shares (cost $39,269,828)  . . . . . . . . . . . . . . . . . . .       41,504,801

     Van Kampen LIT - Money Market Fund (VKMMkt)
       6,783,769 shares (cost $6,783,769)  . . . . . . . . . . . . . . . . . . .         6,783,769
                                                                                     -------------

          Total investments  . . . . . . . . . . . . . . . . . . . . . . . . . .        97,726,191

  Accounts receivable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,270
                                                                                     -------------

          Total assets   . . . . . . . . . . . . . . . . . . . . . . . . . . . .        97,727,461

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 -
                                                                                     -------------

CONTRACT OWNERS' EQUITY (NOTE 7) . . . . . . . . . . . . . . . . . . . . . . . .     $  97,727,461
                                                                                     =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
Years Ended December 31, 2001, 2000 and 1999

                                                                     TOTAL                                     UIFUSRE
                                                   ---------------------------------------    -------------------------------------
                                                       2001          2000          1999          2001          2000         1999
                                                   ------------   ----------    ----------    ----------   ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $  3,578,868    4,044,055     3,642,989        18,017       30,062        24,951
  Mortality and expense risk charges (note 3) ..       (517,327)    (615,501)     (605,987)       (2,526)      (1,767)       (1,860)
                                                   ------------   ----------    ----------    ----------   ----------    ----------
   Net investment income .......................      3,061,541    3,428,554     3,037,002        15,491       28,295        23,091
                                                   ------------   ----------    ----------    ----------   ----------    ----------

  Proceeds from mutual funds shares sold .......     18,511,869   33,701,880    23,486,753       122,512      474,526       100,042
  Cost of mutual fund shares sold ..............    (20,460,217) (27,236,380)  (20,473,513)     (114,351)    (481,315)     (117,419)
                                                   ------------   ----------    ----------    ----------   ----------    ----------
   Realized gain (loss) on investments .........     (1,948,348)   6,465,500     3,013,240         8,161       (6,789)      (17,377)
  Change in unrealized gain (loss)
   on investments ..............................     (9,438,683) (18,538,343)      497,947        17,228       60,358       (22,114)
                                                   ------------   ----------    ----------    ----------   ----------    ----------
   Net gain (loss) on investments ..............    (11,387,031) (12,072,843)    3,511,187        25,389       53,569       (39,491)
                                                   ------------   ----------    ----------    ----------   ----------    ----------
  Reinvested capital gains .....................      2,065,134    6,526,421     5,493,564         4,239        2,044             -
                                                   ------------   ----------    ----------    ----------   ----------    ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $ (6,260,356)  (2,117,868)   12,041,753        45,119       83,908       (16,400)
                                                   ============   ==========    ==========    ==========   ==========    ==========

                                                                     VKAAlloc                               VKDomInc
                                                   --------------------------------------  ---------------------------------------
                                                      2001          2000           1999        2001           2000          1999
                                                   ----------   -----------     ---------  ------------   ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................
  Mortality and expense risk charges (note 3) ..      857,290       960,568       935,397  $     86,085      103,587       104,790
                                                     (106,868)     (124,091)     (135,844)       (6,744)      (6,484)       (7,808)
   Net investment income .......................   ----------   -----------     ---------  ------------   ----------    ----------
                                                      750,422       836,477       799,553        79,341       97,103        96,982
                                                   ----------   -----------     ---------  ------------   ----------    ----------
  Proceeds from mutual funds shares sold .......
  Cost of mutual fund shares sold ..............    3,099,540     4,368,138     4,191,225       399,705      159,885       543,800
                                                   (3,391,837)   (4,267,845)   (4,139,582)     (431,070)    (167,328)     (536,110)
   Realized gain (loss) on investments .........   ----------   -----------     ---------  ------------   ----------    ----------
  Change in unrealized gain (loss)                   (292,297)      100,293        51,643       (31,365)      (7,443)        7,690
   on investments ..............................
                                                   (1,107,747)   (3,151,799)   (2,538,143)       64,938      (22,876)     (148,856)
   Net gain (loss) on investments ..............   ----------   -----------     ---------  ------------   ----------    ----------
                                                   (1,400,044)   (3,051,506)   (2,486,500)       33,573      (30,319)     (141,166)
  Reinvested capital gains .....................   ----------   -----------     ---------  ------------   ----------    ----------
                                                      159,760     1,991,699     2,818,636             -            -             -
     Net increase (decrease) in contract owners'   ----------   -----------     ---------  ------------   ----------    ----------
      equity resulting from operations .........
                                                     (489,862)     (223,330)    1,131,689  $    112,914       66,784       (44,184)
                                                   ==========   ===========     =========  ============   ==========    ==========


                                                                       VKEmGr
                                                       -------------------------------------
                                                          2001          2000         1999
INVESTMENT ACTIVITY:                                   ----------   ----------    ----------
  Reinvested dividends .........................            4,402            -             -
  Mortality and expense risk charges (note 3) ..          (21,489)     (37,869)      (18,439)
                                                       ----------   ----------    ----------
   Net investment income .......................          (17,087)     (37,869)      (18,439)
                                                       ----------   ----------    ----------

  Proceeds from mutual funds shares sold .......        3,615,898    8,198,454     3,555,112
  Cost of mutual fund shares sold ..............       (5,358,254)  (5,134,594)   (2,458,567)
                                                       ----------   ----------    ----------
   Realized gain (loss) on investments .........       (1,742,356)   3,063,860     1,096,545
  Change in unrealized gain (loss)
   on investments ..............................          (30,661)  (3,828,439)    2,140,406
                                                       ----------   ----------    ----------
   Net gain (loss) on investments ..............       (1,773,017)    (764,579)    3,236,951
                                                       ----------   ----------    ----------
  Reinvested capital gains .....................                -       22,717             -
                                                       ----------   ----------    ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       (1,790,104)    (779,731)    3,218,512
                                                       ==========   ==========    ==========


                                                                       VKEnt
                                                       --------------------------------------
                                                           2001         2000          1999
                                                       ----------   -----------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           51,645        75,243       112,795
  Mortality and expense risk charges (note 3) ..         (129,600)     (206,216)     (187,593)
                                                       ----------   -----------     ---------
   Net investment income .......................          (77,955)     (130,973)      (74,798)
                                                       ----------   -----------     ---------

  Proceeds from mutual funds shares sold .......        3,020,885     6,815,424     4,465,163
  Cost of mutual fund shares sold ..............       (2,915,472)   (3,608,035)   (2,771,060)
                                                       ----------   -----------     ---------
   Realized gain (loss) on investments .........          105,413     3,207,389     1,694,103
  Change in unrealized gain (loss)
   on investments ..............................       (8,578,568)  (13,109,149)    4,488,118
                                                       ----------   -----------     ---------
   Net gain (loss) on investments ..............       (8,473,155)   (9,901,760)    6,182,221
                                                       ----------   -----------     ---------
  Reinvested capital gains .....................        1,875,415     4,246,342     2,657,133
                                                       ----------   -----------     ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       (6,675,695)   (5,786,391)    8,764,556
                                                       ==========   ===========     =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31, 2001, 2000 and 1999

                                                                    VKGlobEq                                  VKGov
                                                   --------------------------------------     --------------------------------------
                                                      2001            2000         1999         2001          2000          1999
                                                   ----------      --------      --------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $        -        22,952         3,293     2,313,004     2,453,361     2,097,895
  Mortality and expense risk charges (note 3) ..       (6,177)       (7,879)       (6,178)     (207,918)     (196,580)     (208,262)
                                                   ----------      --------      --------    ----------    ----------    ----------
   Net investment income .......................       (6,177)       15,073        (2,885)    2,105,086     2,256,781     1,889,633
                                                   ----------      --------      --------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......      189,661       422,986       421,804     2,736,475     4,595,952     4,009,993
  Cost of mutual fund shares sold ..............     (216,593)     (320,164)     (400,661)   (2,705,447)   (4,590,584)   (3,850,500)
                                                   ----------      --------      --------    ----------    ----------    ----------
   Realized gain (loss) on investments .........      (26,932)      102,822        21,143        31,028         5,368       159,493
  Change in unrealized gain (loss)
   on investments ..............................     (207,745)     (642,916)      308,547       403,872     2,156,478    (3,730,011)
                                                   ----------      --------      --------    ----------    ----------    ----------
   Net gain (loss) on investments ..............     (234,677)     (540,094)      329,690       434,900     2,161,846    (3,570,518)
                                                   ----------      --------      --------    ----------    ----------    ----------
  Reinvested capital gains .....................       25,720       263,619        17,795             -             -             -
                                                   ----------      --------      --------    ----------    ----------    ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $ (215,134)     (261,402)      344,600     2,539,986     4,418,627    (1,680,885)
                                                   ==========      ========      ========    ==========    ==========    ==========


                                                                     VKMMkt
                                                      -------------------------------------
                                                         2001         2000          1999
                                                     ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        248,425       398,282       363,868
  Mortality and expense risk charges (note 3) ..        (36,005)      (34,615)      (40,003)
                                                     ----------    ----------    ----------
   Net investment income .......................        212,420       363,667       323,865
                                                     ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......      5,327,193     8,666,515     6,199,614
  Cost of mutual fund shares sold ..............     (5,327,193)   (8,666,515)   (6,199,614)
                                                     ----------    ----------    ----------
   Realized gain (loss) on investments .........              -             -             -
  Change in unrealized gain (loss)
   on investments ..............................              -             -             -
                                                     ----------    ----------    ----------
   Net gain (loss) on investments ..............              -             -             -
                                                     ----------    ----------    ----------
  Reinvested capital gains .....................              -             -             -
                                                     ----------    ----------    ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        212,420       363,667       323,865
                                                     ==========    ==========    ==========


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2001, 2000 and 1999

                                                                   TOTAL                                    UIFUSRE
                                               -----------------------------------------      ----------------------------------
                                                   2001           2000          1999           2001           2000         1999
                                               ------------    -----------   -----------      -------       -------      -------
INVESTMENT ACTIVITY:
  Net investment income ...................   $   3,061,541      3,428,554     3,037,002       15,491        28,295       23,091
  Realized gain (loss) on investments .....      (1,948,348)     6,465,500     3,013,240        8,161        (6,789)     (17,377)
  Change in unrealized gain (loss)
     on investments .......................      (9,438,683)   (18,538,343)      497,947       17,228        60,358      (22,114)
  Reinvested capital gains ................       2,065,134      6,526,421     5,493,564        4,239         2,044            -
                                               ------------    -----------   -----------      -------       -------      -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      (6,260,356)    (2,117,868)   12,041,753       45,119        83,908      (16,400)
                                               ------------    -----------   -----------      -------       -------      -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................          56,334         42,028        79,010          (69)        1,135            -
  Transfers between funds .................               -              -             -       67,625        23,863       (8,853)
  Surrenders ..............................      (6,492,672)   (11,032,712)   (7,988,610)     (29,054)      (22,378)           -
  Death benefits (note 4) .................      (2,226,952)    (2,988,398)   (2,258,865)           -       (15,199)           -
  Policy loans (net of repayments) (note 5)       2,207,484      1,255,989     1,291,031        6,731        (2,850)        (819)
  Deductions for surrender charges
     (note 2d) ............................               -              -       (10,061)           -             -            -
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................        (610,797)      (999,031)   (1,126,113)      (9,398)       (5,845)      (5,137)
                                               ------------    -----------   -----------      -------       -------      -------
       Net equity transactions ............      (7,066,603)   (13,722,124)  (10,013,608)      35,835       (21,274)     (14,809)
                                               ------------    -----------   -----------      -------       -------      -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......    (13,326,959)   (15,839,992)    2,028,145       80,954        62,634      (31,209)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     111,054,420    126,894,412   124,866,267      409,376       346,742      377,951
                                               ------------    -----------   -----------      -------       -------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD ......   $ 97,727,461    111,054,420   126,894,412      490,330       409,376      346,742
                                               ============    ===========   ===========      =======       =======      =======


CHANGES IN UNITS:
  Beginning units .........................       3,635,896      4,035,569     4,400,102       20,880        22,538       23,619
                                               ------------    -----------   -----------      -------       -------      -------
  Units purchased .........................         123,042        169,439       170,855        4,469         1,594          168
  Units redeemed ..........................        (353,624)      (569,112)     (535,388)      (2,466)       (3,252)      (1,249)
                                               ------------    -----------   -----------      -------       -------      -------
  Ending units ............................       3,405,314      3,635,896     4,035,569       22,883        20,880       22,538
                                               ============    ===========   ===========      =======       =======      =======

                                                                 VKAAlloc
                                                  --------------------------------------
                                                     2001          2000          1999
                                                  ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...................          750,422       836,477       799,553
  Realized gain (loss) on investments .....         (292,297)      100,293        51,643
  Change in unrealized gain (loss)
     on investments .......................       (1,107,747)   (3,151,799)   (2,538,143)
  Reinvested capital gains ................          159,760     1,991,699     2,818,636
                                                  ----------    ----------    ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........         (489,862)     (223,330)    1,131,689
                                                  ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................           16,340         9,727        10,703
  Transfers between funds .................         (131,085)     (820,625)     (277,168)
  Surrenders ..............................       (1,321,297)   (1,588,376)   (1,923,278)
  Death benefits (note 4) .................         (584,644)   (1,011,407)     (218,348)
  Policy loans (net of repayments) (note 5)          122,451      (378,283)     (355,822)
  Deductions for surrender charges
     (note 2d) ............................                -             -        (2,422)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................         (161,524)     (165,621)     (189,256)
                                                  ----------    ----------    ----------
       Net equity transactions ............       (2,059,759)   (3,954,585)   (2,955,591)
                                                  ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (2,549,621)   (4,177,915)   (1,823,902)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       22,450,706    26,628,621    28,452,523
                                                  ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       19,901,085    22,450,706    26,628,621
                                                  ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .........................          641,802       753,430       840,329
                                                  ----------    ----------    ----------
  Units purchased .........................           10,557         8,441        11,995
  Units redeemed ..........................          (71,639)     (120,069)      (98,894)
                                                  ----------    ----------    ----------
  Ending units ............................          580,720       641,802       753,430
                                                  ==========    ==========    ==========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001, 2000 and 1999

                                                              VKDomInc                                     VKEmGr
                                              ---------------------------------------     ----------------------------------------
                                                  2001          2000           1999          2001           2000            1999
                                              -----------    ---------      ---------     ----------     ----------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    79,341       97,103         96,982        (17,087)       (37,869)       (18,439)
  Realized gain (loss) on investments .....       (31,365)      (7,443)         7,690     (1,742,356)     3,063,860      1,096,545
  Change in unrealized gain (loss)
     on investments .......................        64,938      (22,876)      (148,856)       (30,661)    (3,828,439)     2,140,406
  Reinvested capital gains ................             -            -              -              -         22,717              -
                                              -----------    ---------      ---------     ----------     ----------      ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........       112,914       66,784        (44,184)    (1,790,104)      (779,731)     3,218,512
                                              -----------    ---------      ---------     ----------     ----------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................           (45)          49             35         11,294         30,297            117
  Transfers between funds .................        65,554      (37,164)       (84,044)       (71,980)       (65,484)     1,095,938
  Surrenders ..............................      (100,814)      (1,918)      (225,604)      (335,411)      (513,831)       (29,316)
  Death benefits (note 4) .................       (12,404)     (47,605)      (124,349)       (88,351)             -        (20,214)
  Policy loans (net of repayments) (note 5)       (29,240)      (6,367)        (8,370)       353,775        (70,002)      (295,503)
  Deductions for surrender charges
     (note 2d) ............................             -            -           (284)             -              -            (37)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................       (20,801)     (15,912)       (34,455)      (260,740)       (50,095)       (33,083)
                                              -----------    ---------      ---------     ----------     ----------      ---------
       Net equity transactions ............       (97,750)    (108,917)      (477,071)      (391,413)      (669,115)       717,902
                                              -----------    ---------      ---------     ----------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        15,164      (42,133)      (521,255)    (2,181,517)    (1,448,846)     3,936,414
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     1,254,141    1,296,274      1,817,529      5,523,782      6,972,628      3,036,214
                                              -----------    ---------      ---------     ----------     ----------      ---------
Contract owners' equity end of period .....   $ 1,269,305    1,254,141      1,296,274      3,342,265      5,523,782      6,972,628
                                              ===========    =========      =========     ==========     ==========      =========


CHANGES IN UNITS:
  Beginning units .........................        56,426       61,567         84,232        137,175        154,776        137,061
                                              -----------    ---------      ---------     ----------     ----------      ---------
  Units purchased .........................         3,013          384            664          7,027          3,085         34,812
  Units redeemed ..........................        (7,311)      (5,525)       (23,329)       (22,445)       (20,686)       (17,097)
                                              -----------    ---------      ---------     ----------     ----------      ---------
  Ending units ............................        52,128       56,426         61,567        121,757        137,175        154,776
                                              ===========    =========      =========     ==========     ==========      =========

                                                                 VKEnt
                                               -----------------------------------------
                                                    2001          2000           1999
                                               -----------    -----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...................        (77,955)      (130,973)       (74,798)
  Realized gain (loss) on investments .....        105,413      3,207,389      1,694,103
  Change in unrealized gain (loss)
     on investments .......................     (8,578,568)   (13,109,149)     4,488,118
  Reinvested capital gains ................      1,875,415      4,246,342      2,657,133
                                               -----------    -----------     ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (6,675,695)    (5,786,391)     8,764,556
                                               -----------    -----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................         16,855              -         59,346
  Transfers between funds .................       (228,326)       316,142        (85,385)
  Surrenders ..............................     (1,945,341)    (4,407,931)    (2,021,593)
  Death benefits (note 4) .................       (477,107)      (654,396)      (328,352)
  Policy loans (net of repayments) (note 5)        328,317        (63,541)      (305,536)
  Deductions for surrender charges
     (note 2d) ............................              -              -         (2,546)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................        (56,064)      (268,836)      (275,356)
                                               -----------    -----------     ----------
       Net equity transactions ............     (2,361,666)    (5,078,562)    (2,959,422)
                                               -----------    -----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (9,037,361)   (10,864,953)     5,805,134
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     32,338,766     43,203,719     37,398,585
                                               -----------    -----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     23,301,405     32,338,766     43,203,719
                                               ===========    ===========     ==========


CHANGES IN UNITS:
  Beginning units .........................        675,166        766,000        830,330
                                               -----------    -----------     ----------
  Units purchased .........................         15,196         15,317         15,973
  Units redeemed ..........................        (75,991)      (106,151)       (80,303)
                                               -----------    -----------     ----------
  Ending units ............................        614,371        675,166        766,000
                                               ===========    ===========     ==========

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               VKGlobEq                                     VKGov
                                              ----------------------------------------    -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------      ---------      ---------    ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (6,177)        15,073         (2,885)    2,105,086      2,256,781      1,889,633
  Realized gain (loss) on investments .....       (26,932)       102,822         21,143        31,028          5,368        159,493
  Change in unrealized gain (loss)
     on investments .......................      (207,745)      (642,916)       308,547       403,872      2,156,478     (3,730,011)
  Reinvested capital gains ................        25,720        263,619         17,795             -              -              -
                                              -----------      ---------      ---------    ----------     ----------     ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      (215,134)      (261,402)       344,600     2,539,986      4,418,627     (1,680,885)
                                              -----------      ---------      ---------    ----------     ----------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................           129              -          4,864             1              -          2,587
  Transfers between funds .................        51,558        226,324        327,061       373,850       (775,093)      (817,042)
  Surrenders ..............................       (54,979)      (353,420)             -    (2,457,193)    (3,048,115)    (2,570,772)
  Death benefits (note 4) .................       (82,484)             -        (31,633)     (847,256)      (787,475)      (862,741)
  Policy loans (net of repayments) (note 5)        29,389         17,178        (50,837)    1,403,231      1,073,891      1,421,104
  Deductions for surrender charges
     (note 2d) ............................             -              -              -             -              -         (3,238)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................       (18,429)       (15,716)       (13,865)       46,257       (357,631)      (437,216)
                                              -----------      ---------      ---------    ----------     ----------     ----------
       Net equity transactions ............       (74,816)      (125,634)       235,590    (1,481,110)    (3,894,423)    (3,267,318)
                                              -----------      ---------      ---------    ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (289,950)      (387,036)       580,190     1,058,876        524,204     (4,948,203)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     1,423,628      1,810,664      1,230,474    40,446,032     39,921,828     44,870,031
                                              -----------      ---------      ---------    ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 1,133,678      1,423,628      1,810,664    41,504,908     40,446,032     39,921,828
                                              ===========      =========      =========    ==========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .........................        78,201         84,304         74,143     1,659,184      1,831,096      1,978,976
                                              -----------      ---------      ---------    ----------     ----------     ----------
  Units purchased .........................         4,197         13,574         16,393        55,454         50,167         55,345
  Units redeemed ..........................        (8,793)       (19,677)        (6,232)     (114,252)      (222,079)      (203,225)
                                              -----------      ---------      ---------    ----------     ----------     ----------
  Ending units ............................        73,605         78,201         84,304     1,600,386      1,659,184      1,831,096
                                              ===========      =========      =========    ==========     ==========     ==========


                                                                  VKMMkt
                                                  ---------------------------------------
                                                    2001           2000           1999
                                                  ---------      ---------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...................         212,420        363,667        323,865
  Realized gain (loss) on investments .....               -              -              -
  Change in unrealized gain (loss)
     on investments .......................               -              -              -
  Reinvested capital gains ................               -              -              -
                                                  ---------      ---------     ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........         212,420        363,667        323,865
                                                  ---------      ---------     ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................          11,829            820          1,358
  Transfers between funds .................        (127,196)     1,132,037       (150,507)
  Surrenders ..............................        (248,583)    (1,096,743)    (1,218,047)
  Death benefits (note 4) .................        (134,706)      (472,316)      (673,228)
  Policy loans (net of repayments) (note 5)          (7,170)       685,963        886,814
  Deductions for surrender charges
     (note 2d) ............................               -              -         (1,534)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................        (130,098)      (119,375)      (137,745)
                                                  ---------      ---------     ----------
       Net equity transactions ............        (635,924)       130,386     (1,292,889)
                                                  ---------      ---------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (423,504)       494,053       (969,024)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       7,207,989      6,713,936      7,682,960
                                                  ---------      ---------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       6,784,485      7,207,989      6,713,936
                                                  =========      =========     ==========


CHANGES IN UNITS:
  Beginning units .........................         367,062        361,858        431,412
                                                  ---------      ---------     ----------
  Units purchased .........................          23,129         76,877         35,505
  Units redeemed ..........................         (50,727)       (71,673)      (105,059)
                                                  ---------      ---------     ----------
  Ending units ............................         339,464        367,062        361,858
                                                  =========      =========     ==========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000 AND 1999

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

    (b) The Contracts

        Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

        Contract owners may invest in the following funds:

        Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);

           The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (UIFUSRE)
           (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)
              Van Kampen LIT - Asset Allocation Fund (VKAAlloc)
              Van Kampen LIT - Domestic Income Fund (VKDomInc)
              Van Kampen LIT - Emerging Growth Fund (VKEmGr)
              Van Kampen LIT - Enterprise Fund (VKEnt)
              Van Kampen LIT - Global Equity Fund (VKGlobEq)
              Van Kampen LIT - Government Fund (VKGov)
              Van Kampen LIT - Money Market Fund (VKMMkt)

        At December 31, 2001, contract owners have invested in all of the above funds.

        The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a) Deductions from Premiums

        For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

    (b) Cost of Insurance

        A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

        For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

        Contracts issued prior to April 16, 1990:
           Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

        Contracts issued on or after April 16, 1990:
           Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
           Purchase payments totalling $25,000 or more - $50/year

        For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

        For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

        The above charges are assessed against each contract by liquidating units.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


    (d) Surrender Charges

        Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

        For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

        For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

        The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3) ASSET CHARGES

    For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter (Reduced Fee). A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

    For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

    The above charges are assessed through the daily unit value calculation.

    The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2001:

                                            Total       UIFUSRE     VKAAlloc     VKDomInc    VKEmGr
                                          ---------     -------     --------     --------    ------
Single Premium contracts issued
  prior to April 16, 1990......           $     652          -             -          -          16
Single Premium contracts issued
  on or after April 16, 1990...               5,814          -         1,283        626         146
Multiple Payment and Flexible
  Premium contracts............               2,149          -         1,065          -           -
Reduced Fee....................             508,712      2,526       104,520      6,118      21,327
                                          ---------      -----       -------      -----      ------
     Total.....................           $ 517,327      2,526       106,868      6,744      21,489
                                          =========      =====       =======      =====      ======

                                            VKEnt       VKGlobEq      VKGov      VKMMkt
                                          ---------     --------     -------     ------
Single Premium contracts issued
  prior to April 16, 1990......           $       -          -           477        159
Single Premium contracts issued
  on or after April 16, 1990...               1,019         53           734      1,953
Multiple Payment and Flexible
  Premium contracts............               1,084          -             -          -
Reduced Fee....................             127,497      6,124       206,707     33,893
                                          ---------      -----       -------     ------
     Total.....................           $ 129,600      6,177       207,918     36,005
                                          =========      =====       =======     ======

    The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2000:

                                      Total       UIFUSRE     VKAAlloc     VKDomInc      VKEmGr
                                    --------     --------     --------     --------     --------
Single Premium contracts issued
  prior to April 16, 1990 .....     $    272            -            -            -           10
Single Premium contracts issued
  on or after April 16, 1990 ..        5,386            -        2,026          630          380
Multiple Payment and Flexible
  Premium contracts ...........        2,604            -        1,171            -            -
Reduced Fee ...................      607,239        1,767      120,894        5,854       37,479
                                    --------     --------     --------     --------     --------
       Total ..................     $615,501        1,767      124,091        6,484       37,869
                                    ========     ========     ========     ========     ========


                                     VKEnt       VKGlobEq      VKGov        VKMMkt
                                     -----       --------      -----        ------

Single Premium contracts issued
  prior to April 16, 1990 .....    $       -            -          195           67
Single Premium contracts issued
  on or after April 16, 1990 ..        1,442           69          836            3
Multiple Payment and Flexible
  Premium contracts ...........        1,433            -            -            -
Reduced Fee ...................      203,341        7,810      195,549       34,545
                                    --------     --------     --------     --------
       Total ..................     $206,216        7,879      196,580       34,615
                                    ========     ========     ========     ========


    The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:

                                      Total       UIFUSRE     VKAAlloc     VKDomInc       VKEmGr
                                      -----       -------     --------     --------       ------
Single Premium contracts issued
  prior to April 16, 1990 .....     $    108            -            -            -           44
Single Premium contracts issued
  on or after April 16, 1990 ..        6,983           19        3,613          568          134
Multiple Payment and Flexible
  Premium contracts ...........        2,271            -          917            -            -
Reduced Fee ...................      596,625        1,841      131,314        7,240       18,261
                                    --------     --------     --------     --------     --------
       Total ..................     $605,987        1,860      135,844        7,808       18,439
                                    ========     ========     ========     ========     ========

                                     VKEnt       VKGlobEq       VKGov        VKMMkt
                                   ---------     --------      -------      -------

Single Premium contracts issued
  prior to April 16, 1990 .....    $       -            -           64            -
Single Premium contracts issued
  on or after April 16, 1990 ..        1,586           79          320          664
Multiple Payment and Flexible
  Premium contracts ...........        1,354            -            -            -
Reduced Fee ...................      184,653        6,099      207,878       39,339
                                    --------     --------     --------     --------
       Total ..................     $187,593        6,178      208,262       40,003
                                    ========     ========     ========     ========


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4) DEATH BENEFITS

    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

    Contract provisions allow contract owners to borrow up to 90% (50% during the first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate and total return for each year in the five year period ended December 31, 2001.

                                                    CONTRACT                      UNIT          CONTRACT             TOTAL
                                                 EXPENSE RATE(*)     UNITS      FAIR VALUE    OWNERS' EQUITY        RETURN(**)
                                                 ---------------     -----      ----------    --------------       ----------

Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter):

   UIF - U.S. Real Estate Portfolio
     2001  . . . . . . . . . . . . . . . . . . .      0.50%          22,883   $ 21.427704     $     490,330          9.29%
     2000  . . . . . . . . . . . . . . . . . . .      0.50%          20,880     19.606131           409,376          4.17%
     1999  . . . . . . . . . . . . . . . . . . .      0.50%          22,446     15.386733           345,371         -3.85%
     1998  . . . . . . . . . . . . . . . . . . .      0.50%          23,525     16.003545           376,483        -12.06%
     1997  . . . . . . . . . . . . . . . . . . .      0.50%          33,445     18.198663           608,654         20.87%

   Van Kampen LIT - Asset Allocation Fund
     2001  . . . . . . . . . . . . . . . . . . .      0.50%         574,263     34.355825        19,729,279         -2.09%
     2000  . . . . . . . . . . . . . . . . . . .      0.50%         632,194     35.088101        22,182,487         -1.06%
     1999  . . . . . . . . . . . . . . . . . . .      0.50%         739,841     35.463700        26,237,499          4.42%
     1998  . . . . . . . . . . . . . . . . . . .      0.50%         822,855     33.963724        27,947,220         15.10%
     1997  . . . . . . . . . . . . . . . . . . .      0.50%         769,061     29.508511        22,693,845         21.21%

   Van Kampen LIT - Domestic Income Fund
     2001  . . . . . . . . . . . . . . . . . . .      0.50%          51,720     24.359872         1,259,893          9.42%
     2000  . . . . . . . . . . . . . . . . . . .      0.50%          54,417     22.262237         1,211,444          5.60%
     1999  . . . . . . . . . . . . . . . . . . .      0.50%          59,529     21.081008         1,254,931         -2.04%
     1998  . . . . . . . . . . . . . . . . . . .      0.50%          75,688     21.643457         1,638,150          6.41%
     1997  . . . . . . . . . . . . . . . . . . .      0.50%          72,875     20.339100         1,482,212         11.35%

   Van Kampen LIT - Emerging Growth Fund
     2001  . . . . . . . . . . . . . . . . . . .      0.50%         121,395     27.453840         3,332,759        -31.84%
     2000  . . . . . . . . . . . . . . . . . . .      0.50%         136,449     40.276202         5,495,647        -10.60%
     1999  . . . . . . . . . . . . . . . . . . .      0.50%         154,492     45.052150         6,960,197        103.36%
     1998  . . . . . . . . . . . . . . . . . . .      0.50%         136,620     22.153872         3,026,662         36.87%
     1997  . . . . . . . . . . . . . . . . . . .      0.50%         113,239     16.185767         1,832,860         19.82%

   Van Kampen LIT - Enterprise Fund
     2001  . . . . . . . . . . . . . . . . . . .      0.50%         609,563     37.985117        23,154,322        -20.82%
     2000  . . . . . . . . . . . . . . . . . . .      0.50%         668,728     47.973017        32,080,900        -15.06%
     1999  . . . . . . . . . . . . . . . . . . .      0.50%         759,568     56.478127        42,898,978         25.22%
     1998  . . . . . . . . . . . . . . . . . . .      0.50%         821,920     45.102754        37,070,856         24.37%
     1997  . . . . . . . . . . . . . . . . . . .      0.50%         867,374     36.264286        31,454,699         30.01%

   Van Kampen LIT - Global Equity Fund
     2001  . . . . . . . . . . . . . . . . . . .      0.50%          73,350     15.404703         1,129,935        -15.39%
     2000  . . . . . . . . . . . . . . . . . . .      0.50%          77,932     18.207194         1,418,923        -15.24%
     1999  . . . . . . . . . . . . . . . . . . .      0.50%          84,026     21.480044         1,804,882         29.41%
     1998  . . . . . . . . . . . . . . . . . . .      0.50%          73,657     16.598552         1,222,600         21.00%
     1997  . . . . . . . . . . . . . . . . . . .      0.50%          83,414     13.717407         1,144,224         15.27%

                                                                     (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS,CONTINUED


                                                   CONTRACT                      UNIT            CONTRACT           TOTAL
                                                EXPENSE RATE(*)    UNITS      FAIR VALUE       OWNERS' EQUITY      RETURN(**)
                                                ---------------    -----      ----------       --------------      ----------

   Van Kampen LIT - Government Fund
     2001  . . . . . . . . . . . . . . . . . . .     0.50%       1,595,659     25.947594         41,403,512          6.38%
     2000  . . . . . . . . . . . . . . . . . . .     0.50%       1,654,064     24.390303         40,343,122         11.85%
     1999  . . . . . . . . . . . . . . . . . . .     0.50%       1,829,463     21.806759         39,894,659         -3.84%
     1998  . . . . . . . . . . . . . . . . . . .     0.50%       1,976,655     22.677874         44,826,333          8.05%
     1997  . . . . . . . . . . . . . . . . . . .     0.50%       1,827,060     20.988344         38,346,964          9.07%

   Van Kampen LIT - Money Market Fund
     2001  . . . . . . . . . . . . . . . . . . .     0.50%         322,892     20.261037          6,542,127          3.17%
     2000  . . . . . . . . . . . . . . . . . . .     0.50%         366,218     19.638117          7,191,832          5.55%
     1999  . . . . . . . . . . . . . . . . . . .     0.50%         358,251     18.606015          6,665,623          4.12%
     1998  . . . . . . . . . . . . . . . . . . .     0.50%         425,955     17.870565          7,612,057          4.51%
     1997  . . . . . . . . . . . . . . . . . . .     0.50%         375,312     17.100077          6,417,864          4.54%

Multiple Payment contracts and Flexible Premium contracts:

   Van Kampen LIT - Asset Allocation Fund
     2001  . . . . . . . . . . . . . . . . . . .     0.80%           5,005     26.122489            130,743         -2.38%
     2000  . . . . . . . . . . . . . . . . . . .     0.80%           4,894     26.759924            130,963         -1.35%
     1999  . . . . . . . . . . . . . . . . . . .     0.80%           4,721     27.127166            128,067          4.10%
     1998  . . . . . . . . . . . . . . . . . . .     0.80%           4,580     26.057831            119,345         14.75%
     1997  . . . . . . . . . . . . . . . . . . .     0.80%           4,430     22.707666            100,595         20.84%

   Van Kampen LIT - Enterprise Fund
     2001  . . . . . . . . . . . . . . . . . . .     0.80%           4,260     30.119826            128,310        -21.06%
     2000  . . . . . . . . . . . . . . . . . . .     0.80%           4,199     38.154798            160,212        -15.31%
     1999  . . . . . . . . . . . . . . . . . . .     0.80%           4,201     45.053542            189,270         24.85%
     1998  . . . . . . . . . . . . . . . . . . .     0.80%           4,177     36.087220            150,736         24.00%
     1997  . . . . . . . . . . . . . . . . . . .     0.80%           4,147     29.102562            120,688         29.62%

Single Premium contracts issued prior to April 16, 1990 - (policy years 1 through 10):

   UIF - U.S.Real Estate Portfolio
     1997  . . . . . . . . . . . . . . . . . . .     0.95%           2,854     18.062622             51,551         20.33%

   Van Kampen LIT - Asset Allocation Fund
     1998  . . . . . . . . . . . . . . . . . . .     0.95%           3,396     33.558419            113,964         14.58%
     1997  . . . . . . . . . . . . . . . . . . .     0.95%         122,920     29.287817          3,600,058         20.66%

   Van Kampen LIT - Domestic Income Fund
     1998  . . . . . . . . . . . . . . . . . . .     0.95%               1     21.385098                 21          5.94%
     1997  . . . . . . . . . . . . . . . . . . .     0.95%          15,656     20.186939            316,047         10.85%

   Van Kampen LIT - Emerging Growth Fund
     2001  . . . . . . . . . . . . . . . . . . .     0.95%              61     26.762212              1,632        -32.14%
     2000  . . . . . . . . . . . . . . . . . . .     0.95%              61     39.440156              2,406        -11.00%
     1999  . . . . . . . . . . . . . . . . . . .     0.95%              61     44.315060              2,703        102.45%
     1998  . . . . . . . . . . . . . . . . . . .     0.95%              61     21.889427              1,335         36.26%
     1997  . . . . . . . . . . . . . . . . . . .     0.95%           8,741     16.064598            140,421         19.29%

                                                    CONTRACT                          UNIT          CONTRACT          TOTAL
                                                 EXPENSE RATE(*)    UNITS           FAIR VALUE    OWNERS' EQUITY     RETURN(**)
                                                ---------------     -----           ----------    --------------     ----------

   Van Kampen LIT - Enterprise Fund
     1998  . . . . . . . . . . . . . . . . . . . .     0.95%           216           44.564550           9,626        23.81%
     1997  . . . . . . . . . . . . . . . . . . . .     0.95%        49,821           35.993026       1,793,209        29.42%

   Van Kampen LIT - Global Equity Fund
     1997  . . . . . . . . . . . . . . . . . . . .     0.95%         4,685           13.614803          63,785        14.75%

   Van Kampen LIT - Government Fund
     2001  . . . . . . . . . . . . . . . . . . . .     0.95%         1,938           25.292479          49,017         5.90%
     2000  . . . . . . . . . . . . . . . . . . . .     0.95%         1,938           23.882288          46,284        11.35%
     1999  . . . . . . . . . . . . . . . . . . . .     0.95%           181           21.448313           3,882        -4.27%
     1998  . . . . . . . . . . . . . . . . . . . .     0.95%           836           22.405755          18,731         7.56%
     1997  . . . . . . . . . . . . . . . . . . . .     0.95%       380,541           20.830122       7,926,715         8.57%

   Van Kampen LIT - Money Market Fund
     2001  . . . . . . . . . . . . . . . . . . . .     0.95%           830           19.750753          16,393         2.71%
     2000  . . . . . . . . . . . . . . . . . . . .     0.95%           830           19.230324          15,961         5.08%
     1998  . . . . . . . . . . . . . . . . . . . .     0.95%            29           17.657225             512         4.04%
     1997  . . . . . . . . . . . . . . . . . . . .     0.95%        27,312           16.972125         463,543         4.07%

Single Premium contracts issued on or after April 16, 1990:

   UIF - U.S.Real Estate Portfolio
     1999  . . . . . . . . . . . . . . . . . . . .     1.30%            92           14.898574           1,371        -4.62%
     1998  . . . . . . . . . . . . . . . . . . . .     1.30%            94           15.620311           1,468       -12.76%
     1997  . . . . . . . . . . . . . . . . . . . .     1.30%            97           17.905659           1,737        19.91%

   Van Kampen LIT - Asset Allocation Fund
     2001  . . . . . . . . . . . . . . . . . . . .     1.30%         1,452           28.280541          41,063        -2.87%
     2000  . . . . . . . . . . . . . . . . . . . .     1.30%         4,714           29.116747         137,256        -1.84%
     1999  . . . . . . . . . . . . . . . . . . . .     1.30%         8,868           29.663447         263,055         3.58%
     1998  . . . . . . . . . . . . . . . . . . . .     1.30%         9,498           28.636938         271,994        14.18%
     1997  . . . . . . . . . . . . . . . . . . . .     1.30%         5,402           25.080225         135,483        20.24%

   Van Kampen LIT - Domestic Income Fund
     2001  . . . . . . . . . . . . . . . . . . . .     1.30%           408           23.069404           9,412         8.55%
     2000  . . . . . . . . . . . . . . . . . . . .     1.30%         2,009           21.253101          42,697         4.77%
     1999  . . . . . . . . . . . . . . . . . . . .     1.30%         2,038           20.286172          41,343        -2.82%
     1998  . . . . . . . . . . . . . . . . . . . .     1.30%         8,543           20.994729         179,358         5.57%
     1997  . . . . . . . . . . . . . . . . . . . .     1.30%         8,589           19.887916         170,817        10.46%

   Van Kampen LIT - Emerging Growth Fund
     2001  . . . . . . . . . . . . . . . . . . . .     1.30%           301           26.160663           7,874       -32.38%
     2000  . . . . . . . . . . . . . . . . . . . .     1.30%           665           38.689993          25,729       -11.31%
     1999  . . . . . . . . . . . . . . . . . . . .     1.30%           223           43.623938           9,728       101.74%
     1998  . . . . . . . . . . . . . . . . . . . .     1.30%           380           21.623386           8,217        35.78%
     1997  . . . . . . . . . . . . . . . . . . . .     1.30%         4,455           15.924922          70,946        18.87%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                      CONTRACT                       UNIT          CONTRACT        TOTAL
                                                   EXPENSE RATE(*)      UNITS     FAIR VALUE     OWNERS' EQUITY   RETURN(**)
                                                  ---------------       -----     ----------     --------------   ----------

      Van Kampen LIT - Enterprise Fund
         2001  . . . . . . . . . . . . . . . . . . .     1.30%             548     34.256946           18,773    -21.46%
         2000  . . . . . . . . . . . . . . . . . . .     1.30%           2,239     43.614811           97,654    -15.73%
         1999  . . . . . . . . . . . . . . . . . . .     1.30%           2,231     51.757655          115,471     24.22%
         1998  . . . . . . . . . . . . . . . . . . .     1.30%           4,017     41.664754          167,367     23.38%
         1997  . . . . . . . . . . . . . . . . . . .     1.30%           5,773     33.768883          194,948     28.97%

      Van Kampen LIT - Global Equity Fund
         2001  . . . . . . . . . . . . . . . . . . .     1.30%             255     14.679267            3,743    -16.07%
         2000  . . . . . . . . . . . . . . . . . . .     1.30%             269     17.490153            4,705    -15.91%
         1999  . . . . . . . . . . . . . . . . . . .     1.30%             278     20.798972            5,782     28.38%
         1998  . . . . . . . . . . . . . . . . . . .     1.30%             486     16.201187            7,874     20.04%
         1997  . . . . . . . . . . . . . . . . . . .     1.30%             601     13.496423            8,111     14.35%

      Van Kampen LIT - Government Fund
         2001  . . . . . . . . . . . . . . . . . . .     1.30%           2,789     18.780467           52,379      5.53%
         2000  . . . . . . . . . . . . . . . . . . .     1.30%           3,182     17.795847           56,626     10.96%
         1999  . . . . . . . . . . . . . . . . . . .     1.30%           1,452     16.037897           23,287     -4.61%
         1998  . . . . . . . . . . . . . . . . . . .     1.30%           1,485     16.812584           24,967      6.83%
         1997  . . . . . . . . . . . . . . . . . . .     1.30%           2,998     15.737995           47,183      8.19%

      Van Kampen LIT - Money Market Fund
         2001  . . . . . . . . . . . . . . . . . . .     1.30%          15,742     14.354254          225,965      2.35%
         2000  . . . . . . . . . . . . . . . . . . .     1.30%              14     14.025288              196      4.71%
         1999  . . . . . . . . . . . . . . . . . . .     1.30%           3,607     13.394302           48,313      3.29%
         1998  . . . . . . . . . . . . . . . . . . .     1.30%           5,428     12.968170           70,391      3.67%
         1997  . . . . . . . . . . . . . . . . . . .     1.30%           5,402     12.508709           67,572      3.71%
                                                                                                -------------
      Total Contract Owners' Equity by Year

         2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 97,727,461
                                                                                                =============

         2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 111,054,420
                                                                                                =============

         1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 126,894,412
                                                                                                =============

         1998 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 124,866,267
                                                                                                =============

         1997 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 119,254,731
                                                                                                =============


 (*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation.The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide VLI Separate Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220
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